UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
811 East Wisconsin Avenue, 8th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 287-3101
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2020

Date of reporting period:  June 30, 2020

Item 1. Reports to Stockholders.

iM DBi Managed Futures Strategy ETF
iM DBi Hedge Strategy ETF

Semi-Annual Report
June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank.  Instead, the reports will be made available on the Fund’s website, www.imglobalpartner.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.  You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-888-898-1041, sending an e-mail request to contact@imglobalpartner.com, or by enrolling at www.imglobalpartner.com.

You may elect to receive all future reports in paper free of charge.  If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports.  If you invest directly with the Fund you can call 1-888-898-1041 or send an e-mail request to contact@imglobalpartner.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports.  Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

iM DBi ETFs

Table of Contents

iM DBi Managed Futures Strategy ETF
Composition of Consolidated Schedule of Investments	3
Consolidated Schedule of Investments	4
Consolidated Schedule of Open Futures Contracts	5
iM DBi Hedge Strategy ETF
Composition of Schedule of Investments	6
Schedule of Investments	7
Schedule of Open Futures Contracts	8
Consolidated Statements of Assets and Liabilities	9
Consolidated Statements of Operations	10
Consolidated Statements of Changes in Net Assets	11
Consolidated Financial Highlights	13
Consolidated Notes to Financial Statements	15
Expense Example	46
Notice to Shareholders	48
Notice of Privacy Policy and Practices	49

iM DBi Managed Futures Strategy ETF

COMPOSITION OF CONSOLIDATED SCHEDULE OF INVESTMENTS
at June 30, 2020 (Unaudited)

Percentages represent market value as a percentage of net assets.

iM DBi Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS
at June 30, 2020 (Unaudited)

	Principal
SHORT-TERM INVESTMENTS – 81.2%	Amount	Value
U.S. Treasury Bills – 81.2% (b)(c)
0.090%, 07/02/2020	$1,842,000	$1,841,996
0.105%, 07/09/2020	111,000	110,997
0.120%, 07/23/2020	62,000	61,996
0.126%, 08/27/2020	605,000	604,883
0.126%, 09/10/2020	2,586,000	2,585,375
0.131%, 09/17/2020	449,000	448,874
0.127%, 09/24/2020	193,000	192,945
0.137%. 10/01/2020	372,000	371,872
0.143%, 10/08/2020	2,587,000	2,586,022
0.141%, 10/15/2020 (a)	309,000	308,870
0.146%, 10/22/2020	855,000	854,624
0.150%, 11/05/2020 (a)	348,000	347,822
0.146%, 11/12/2020	109,000	108,942
0.143%, 11/19/2020 (a)	150,000	149,914
0.147%, 11/27/2020	2,920,000	2,918,187
0.146%, 12/03/2020 (a)	750,000	749,548
0.146%, 12/10/2020 (a)	1,163,000	1,162,254
0.141%, 12/17/2020 (a)	208,000	207,861
0.153%, 12/24/2020	278,000	277,803
TOTAL SHORT-TERM INVESTMENTS
(Cost $15,892,747)		15,890,785
TOTAL INVESTMENTS
(Cost $15,892,747)		15,890,785
Other Assets in Excess of Liabilities – 18.8%		3,682,768
TOTAL NET ASSETS – 100.0%		$19,573,553

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is held by the iM DBi Cayman Managed Futures Subsidiary.
(b)	Zero coupon bond. The effective yield to maturity is listed.
(c)	All or a portion of this security is held as collateral for certain futures contracts.

The accompanying notes are an integral part of these financial statements.

iM DBi Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS(a)
at June 30, 2020 (Unaudited)

	Number of				Unrealized
	Contracts	Settlement	Notional		Appreciation
Description	Purchased/(Sold)	Month	Amount	Value	(Depreciation)
Purchased Contracts:
U.S. Treasury 10-Year
Note Futures	51	Sep-20	$7,082,745	$7,097,766	$15,021
U.S. Treasury 10-Year
Ultra Bond Futures	45	Sep-20	7,062,825	7,086,796	23,971
MSCI Emerging Market
Index Futures	28	Sep-20	1,390,043	1,379,979	(10,064)
Japanese Yen
Currency Futures	27	Sep-20	3,155,855	3,128,963	(26,892)
MSCI EAFE
Index Futures	11	Sep-20	965,283	978,119	12,836
U.S. Treasury Long
Bond Futures	8	Sep-20	1,418,656	1,428,500	9,844
U.S. Treasury Ultra
Bond Futures	7	Sep-20	1,516,727	1,527,094	10,367
S&P 500 E-mini
Index Futures	2	Sep-20	310,653	309,020	(1,633)
Gold 100 Oz.
Futures (b)	18	Aug-20	3,148,703	3,240,900	92,197
WTI Crude
Futures (b)	10	Sep-20	402,564	393,400	(9,164)
					116,483
Contracts Sold:
U.S. Treasury 2-Year
Note Futures	(20)	Sep-20	(4,413,867)	(4,416,562)	(2,695)
90-day Euro-Dollar
Futures	(18)	Dec-21	(4,489,432)	(4,491,000)	(1,568)
Euro FX
Currency Futures	(17)	Sep-20	(2,396,497)	(2,391,368)	5,129
30-day Fed
Fund Futures	(8)	Oct-20	(3,331,572)	(3,332,100)	(528)
					338
					$116,821

(a)	Societe Generale is the counterparty for all Open Futures Contracts held by the Fund and the iM DBi Cayman Managed Futures Subsidiary at June 30, 2020.
(b)	Contract held by the iM DBi Cayman Managed Futures Subsidiary.

The accompanying notes are an integral part of these financial statements.

iM DBi Hedge Strategy ETF

COMPOSITION OF SCHEDULE OF INVESTMENTS
at June 30, 2020 (Unaudited)

Percentages represent market value as a percentage of net assets.

iM DBi Hedge Strategy ETF

SCHEDULE OF INVESTMENTS
at June 30, 2020 (Unaudited)

	Principal
SHORT-TERM INVESTMENTS – 71.2%	Amount	Value
U.S. Treasury Bills – 71.2% (a)(b)
0.105%, 07/09/2020	$253,000	$33,990
0.120%, 07/23/2020	495,000	252,993
0.118%, 07/30/2020	30,000	494,967
0.131%, 09/17/2020	1,036,000	29,997
0.135%, 09/22/2020	34,000	1,035,708
0.127%, 09/24/2020	1,171,000	1,170,668
0.137%, 10/01/2020	129,000	128,956
0.143%, 10/08/2020	655,000	654,752
0.141%, 10/15/2020	202,000	201,915
0.142%, 10/22/2020	274,000	273,880
0.150%, 11/05/2020	253,000	252,871
0.146%, 11/12/2020	363,000	362,808
0.143%, 11/19/2020	101,000	100,942
0.147%, 11/27/2020	251,000	250,844
0.146%, 12/03/2020	260,000	259,843
0.146%, 12/10/2020	94,000	93,940
0.141%, 12/17/2020	111,000	110,926
0.153%, 12/24/2020	138,000	137,902
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,848,565)		5,847,902
TOTAL INVESTMENTS
(Cost $5,848,565)		5,847,902
Other Assets in Excess of Liabilities – 28.8%		2,369,717
TOTAL NET ASSETS – 100.0%		$8,217,619

Percentages are stated as a percent of net assets.
(a)	Zero coupon bond. The effective yield to maturity is listed.
(b)	All or a portion of this security is held as collateral for certain futures contracts.

The accompanying notes are an integral part of these financial statements.

iM DBi Hedge Strategy ETF

SCHEDULE OF OPEN FUTURES CONTRACTS(a)
at June 30, 2020 (Unaudited)

	Number of				Unrealized
	Contracts	Settlement	Notional		Appreciation
Description	Purchased/(Sold)	Month	Amount	Value	(Depreciation)
Purchased Contracts:
MSCI Emerging Market
Index Futures	66	Sep-20	$3,174,111	$3,252,810	$78,699
U.S. Dollar
Index Futures	16	Sep-20	1,544,363	1,557,584	13,221
U.S. Treasury 2-Year
Note Futures	14	Sep-20	3,090,762	3,091,594	831
90-day Euro-Dollar
Futures	12	Dec-21	2,992,995	2,994,000	1,005
Russel 2000 E-mini
Futures	11	Sep-20	804,330	790,680	(13,650)
MSCI EAFE
Index Futures	10	Sep-20	867,087	889,200	22,113
U.S. Treasury Long
Bond Futures	7	Sep-20	1,239,883	1,249,938	10,055
Nasdaq 100 E-mini
Futures	6	Sep-20	1,208,864	1,217,670	8,806
U.S. Treasury Ultra
Bond Futures	5	Sep-20	1,081,017	1,090,781	9,764
S&P Mid Cap 400
E-mini Futures	4	Sep-20	739,643	711,640	(28,003)
					102,841
Contracts Sold:
Euro FX Currency
Futures	(11)	Sep-20	(1,564,839)	(1,547,356)	17,483
British Pound
Currency Futures	(4)	Sep-20	(318,037)	(309,925)	8,112
Japanese Yen
Currency Futures	(3)	Sep-20	(350,393)	(347,663)	2,730
Canadian Dollar
Currency Futures	(3)	Sep-20	(223,068)	(220,860)	2,208
					30,533
					$133,374

(a)	Mizuho Securities USA LLC is the counterparty for all Open Futures Contracts held by the Fund at June 30, 2020.

The accompanying notes are an integral part of these financial statements.

iM DBi ETFs

STATEMENTS OF ASSETS AND LIABILITIES
at June 30, 2020 (Unaudited)

	iM DBi Managed
	Futures Strategy ETF	iM DBi Hedge
	(Consolidated)	Strategy ETF
Assets:
Investments, at value (cost of $15,892,747
and $5,848,565, respectively)	$15,890,785	$5,847,902
Cash	1,766,226	658,508
Deposits with broker for futures (Note 2)	1,926,739	1,713,966
Total assets	19,583,750	8,220,376

Liabilities:
Payable for investment management fees	10,197	2,757
Total liabilities	10,197	2,757

Net assets	$19,573,553	$8,217,619

Net assets consist of:
Paid in capital	$19,676,753	$9,779,150
Total distributable earnings	(103,200)	(1,561,531)
Net assets	$19,573,553	$8,217,619

Net Asset Value:
Net assets	$19,573,553	$8,217,619
Shares outstanding^	800,000	325,000
Net asset value, offering
and redemption price per share	$24.47	$25.28

^	$0.01 par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

iM DBi ETFs

STATEMENTS OF OPERATIONS
For the Six-Months Ended June 30, 2020 (Unaudited)

	iM DBi Managed
	Futures Strategy ETF	iM DBi Hedge
	(Consolidated)	Strategy ETF
Investment Income:
Interest	$88,873	$55,173
Total investment income	88,873	55,173

Expenses:
Management fees (Note 5)	86,768	53,278
Total expenses	86,768	53,278
Net investment income	2,105	1,895

Realized and unrealized
gain (loss) on investments:
Net realized gain (loss) on:
Investments	11,906	10,963
Futures	(372,060)	(1,692,935)
Net change in unrealized
appreciation (depreciation) on:
Investments	(1,596)	(933)
Futures	(60,752)	133,070
Net realized and unrealized
loss on investments	(422,502)	(1,549,835)
Net decrease in net assets
resulting from operations	$(420,397)	$(1,547,940)

The accompanying notes are an integral part of these financial statements.

iM DBi Managed Futures Strategy ETF

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2020	Fiscal Period Ended
	(Unaudited)	December 31, 2019*
Operations:
Net investment income	$2,105	$99,991
Net realized gain (loss) on investments
and futures contracts	(360,154)	1,565,311
Net change in unrealized appreciation (depreciation)
on investments and futures contracts	(62,348)	177,207
Net increase (decrease) in net assets
resulting from operations	(420,397)	1,842,509

Distributions to Shareholders:
Distributable earnings	(15,194)	(1,715,439)
Total distributions	(15,194)	(1,715,439)

Capital Share Transactions:
Proceeds from shares sold	12,075,848	25,609,090
Payment for shares redeemed	(10,435,721)	(7,367,143)
Net increase in net assets
from capital share transactions	1,640,127	18,241,947
Total increase in net assets	1,204,536	18,369,017

Net Assets:
Beginning of period	18,369,017	—
End of period	$19,573,553	$18,369,017

Change in Shares Outstanding:
Shares sold	475,000	1,000,000
Shares redeemed	(400,000)	(275,000)
Net increase in shares outstanding	75,000	725,000

*	The iM DBi Managed Futures Strategy ETF commenced operations on May 7, 2019.

The accompanying notes are an integral part of these financial statements.

iM DBi Hedge Strategy ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2020	Fiscal Period Ended
	(Unaudited)	December 31, 2019*
Operations:
Net investment income	$1,895	$2,621
Net realized loss on investments
and futures contracts	(1,681,972)	(1)
Net change in unrealized appreciation
on investments and futures contracts	132,137	574
Net increase (decrease) in net assets
resulting from operations	(1,547,940)	3,194

Distributions to Shareholders:
Distributable earnings	(14,173)	(2,612)
Total distributions	(14,173)	(2,612)

Capital Share Transactions:
Proceeds from shares sold	3,773,653	16,249,065
Payment for shares redeemed	(10,243,568)	—
Net increase (decrease) in net assets
from capital share transactions	(6,469,915)	16,249,065
Total increase (decrease) in net assets	(8,032,028)	16,249,647

Net Assets:
Beginning of period	16,249,647	—
End of period	$8,217,619	$16,249,647

Change in Shares Outstanding:
Shares sold	150,000	650,000
Shares redeemed	(475,000)	—
Net increase (decrease) in shares outstanding	(325,000)	650,000

*	The iM DBi Hedge Strategy ETF commenced operations on December 17, 2019.

The accompanying notes are an integral part of these financial statements.

iM DBi Managed Futures Strategy ETF

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Six Months Ended		May 7, 2019*
	June 30, 2020		through
	(Unaudited)		December 31, 2019
Net Asset Value – Beginning of Period	$25.34		$25.00

Income (Loss) from Investment Operations:
Net investment income[1]	0.00		0.15
Net realized and unrealized
gain (loss) on investments	(0.85)		2.55
Total from investment operations	(0.85)		2.70

Less Distributions:
Distributions from net investment income	(0.02)		(0.11)
Distributions from net realized gains	—		(2.25)
Total distributions	(0.02)		(2.36)

Net Asset Value – End of Period	$24.47		$25.34

Total Return	(3.37	)%^	10.76	%^

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$19,574		$18,369
Ratio of operating expenses to average net assets	0.85	%+	0.85	%+
Ratio of net investment income to average net assets	0.02	%+	0.84	%+
Portfolio turnover rate	0	%^	0	%^

*	Commencement of operations was May 7, 2019.
+	Annualized
^	Not Annualized
[1]	The net investment income per share was calculated using the average shares outstanding method.

The accompanying notes are an integral part of these financial statements.

iM DBi Hedge Strategy ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Six Months Ended		December 17, 2019*
	June 30, 2020		through
	(Unaudited)		December 31, 2019
Net Asset Value – Beginning of Period	$25.00		$25.00

Income (Loss) from Investment Operations:
Net investment income[1]	0.00		0.00	[2]
Net realized and unrealized gain on investments	0.30		0.00	[2]
Total from investment operations	0.30		0.00

Less Distributions:
Distributions from net investment income	(0.02)		0.00	[2]
Total distributions	(0.02)		0.00

Net Asset Value – End of Period	$25.28		$25.00

Total Return	1.23	%^	0.01	%^

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$8,218		$16,250
Ratio of operating expenses to average net assets	0.85	%+	0.85	%+
Ratio of net investment income to average net assets	0.03	%+	0.48	%+
Portfolio turnover rate	0	%^	0	%^

*	Commencement of operations was December 17, 2019.
+	Annualized
^	Not Annualized
[1]	The net investment income per share was calculated using the average shares outstanding method.
[2]	Amount represents less than $0.01.

The accompanying notes are an integral part of these financial statements.

iM DBi ETFs

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
at June 30, 2020 (Unaudited)

NOTE 1 – ORGANIZATION

Manager Directed Portfolios Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company consisting of multiple series, and was organized as a Delaware statutory trust on April 4, 2006. These financial statements include the iM DBi Managed Futures Strategy ETF and the iM DBi Hedge Strategy ETF (each a “Fund” and collectively, the “Funds”). The Funds are both actively managed exchange-traded funds that are non-diversified series of the Trust.  The iM DBi Managed Futures Strategy ETF commenced operations on May 7, 2019 and the iM DBi Hedge Strategy ETF commenced operations on December 17, 2019.  iM Global Partner US LLC (“iM Global” or the “Advisor”) serves as the investment advisor to the Funds.  Dynamic Beta investments, LLC (the “Sub-Advisor”) serves as the sub-advisor to the Funds.  As an investment company, the Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The investment objective of the Funds is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.
Consolidation of Subsidiary: The iM DBi Managed Futures Strategy ETF may invest up to 10% of its total assets in the iM DBi Cayman Managed Futures Subsidiary (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the iM DBi Managed Futures Strategy ETF. The financial statements of the iM DBi Managed Futures Strategy ETF include the operations of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Fund’s investment objectives and policies. The iM DBi Managed Futures Strategy ETF had 5.18% of its total assets invested in the Subsidiary as of June 30, 2020.

The Subsidiary is an exempted Cayman Islands investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes. As a wholly-owned CFC, however, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

C.	Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment

iM DBi ETFs

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2020 (Unaudited)

companies and to distribute substantially all of their taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2019 and 2020 tax returns.  The Fund’s identify its major tax jurisdictions as U.S. Federal and the state of Delaware.

The Subsidiary is classified as a CFC under Subchapter N of the Internal Revenue Code. Therefore, the iM DBi Managed Futures Strategy ETF is required to increase its taxable income by its share of the Subsidiary’s income. Net investment loss of the Subsidiary cannot be deducted by the iM DBi Managed Futures Strategy ETF in the current period nor carried forward to offset taxable income in future periods.

D.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on fixed income securities are amortized/accreted using the effective interest method.

The Funds distribute substantially all of their net investment income, if any, quarterly, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

E.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

F.	Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.

G.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of June 30, 2020, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

iM DBi ETFs

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2020 (Unaudited)

H.
Foreign Securities and Currency:  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate the portion of reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

I.
CFTC Regulation:  Because of the nature of its investments, the Funds are subject to regulation under the Commodities Exchange Act, as amended (the “CEA”), as a commodity pool and each of the Advisor and Sub-Adviser is subject to regulation under the CEA as a commodity pool operator (“CPO”), as those terms are defined under the CEA. The Advisor and Sub-Adviser are regulated by the CFTC, the National Futures Association and the U.S. Securities and Exchange Commission (“SEC”) and are subject to each regulator’s disclosure requirements. The CFTC has adopted rules that are intended to harmonize certain CEA disclosure requirements with SEC disclosure requirements.

J.
Futures Contracts: Investments in futures contracts obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior days “mark-to-market” of the open contracts. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit the Fund’s account with an amount equal to depreciation. These daily cash settlements are also known as “variation margin.” Variation margin is recognized as a receivable and/or payable for “Variation margin on futures contracts” on the Statements of Assets and Liabilities.

During the period the futures contract is open, changes in the value of a contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis to reflect the changes in market value of the contract, which is recognized as a component of “Change in net unrealized appreciation/depreciation on futures” on the Statements of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into, which is recognized as a component of “Net realized gain (loss) on futures” on the Statements of Operations.

iM DBi ETFs

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2020 (Unaudited)

K.
Deposits with Broker:  When trading derivative instruments, such as forward or futures contracts, the Funds and the Subsidiary are only required to post initial or variation margin with the exchange or clearing broker. The use of margin in trading these instruments has the effect of creating leverage, which can expose the Funds to substantial gains or losses occurring from relatively small price changes in the value of the underlying instrument and can increase the volatility of the Funds’ returns. Volatility is a statistical measure of the dispersion of returns of an investment, where higher volatility generally indicates greater risk.

Upon entering into a futures contract, and to maintain the Funds’ open positions in futures contracts, the Funds would be required to deposit with their custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

At June 30, 2020, the iM DBi Managed Futures Strategy ETF and Subsidiary, collectively, had $1,926,739 in cash and cash equivalents on deposit with brokers for futures, which are presented on the Fund’s consolidated statement of assets and liabilities. At June 30, 2020, the iM DBi Hedge Strategy ETF had $1,713,966 in cash and cash equivalents on deposit with brokers for futures, which are presented on the Fund’s statement of assets and liabilities.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, a broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, a broker will pay the excess to the Funds.

These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.”  The Fund expects to earn interest income on any margin deposits.

L.
Counterparty, Credit and Market Risk: Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, might not be available in connection with over-the-counter transactions or off-exchange transactions. Therefore, in those instances in which the Funds enter into such transactions, the Funds will be subject to the risk

iM DBi ETFs

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2020 (Unaudited)

that its counterparty will be unable or unwilling to perform its obligations under the transactions and that the Funds will sustain losses. Over-the-counter (“OTC”) and off-exchange transactions have greater liquidity risk, and often do not have liquidity beyond the counterparty to the instrument. In general, there is less government regulation and supervision of transactions in the OTC markets or off-exchange than of transactions entered into on organized exchanges. Furthermore, if any futures commission merchant, broker-dealer, or financial institution holding the Funds’ assets were to become bankrupt or insolvent, it is possible that the Funds would be able to recover only a portion, or in certain circumstances, none of their assets held by such bankrupt or insolvent entity.

The risk that an issuer, guarantor or liquidity provider of an instrument (including the counterparty to an OTC position) held by the Funds will be unable or unwilling to perform its obligations is considered credit risk. It includes the risk that one or more of the securities will be downgraded by a credit rating agency; generally, lower rated issuers have higher credit risks. Credit risk also includes the risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement with the Funds, may default on its payment or repurchase obligation, as the case may be. Credit risk generally is inversely related to credit quality. To the extent that the Funds invest in derivative or other over-the-counter transactions, including forward contracts, the Funds may be exposed to a credit risk with respect to the parties with whom it trades and may also bear the risk of settlement default. These risks may differ materially from those entailed in exchange- traded transactions, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections and expose the parties to the risk of counterparty default.

The market value of a security or instrument may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as “volatility,” may cause a security or instrument to be worth less than it was worth at an earlier time.  Recent turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers, which may have an adverse effect on the Funds. Market risk may affect a single issuer, industry, commodity, sector of the economy, or the market as a whole. Market risk is common to most investments – including stocks, bonds, derivatives and commodities, and the mutual funds that invest in them. The risk of bonds can vary significantly depending upon factors such  as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

iM DBi ETFs

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2020 (Unaudited)

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Debt Securities:  Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 2 of the fair value hierarchy.

Futures:  Futures contracts are valued at the settlement price on the exchange on which they are principally traded. Futures are generally categorized as Level 1 of the fair value hierarchy.

Registered Investment Companies:  Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

iM DBi ETFs

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2020 (Unaudited)

Short-Term Debt Securities: Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board. Short-term debt securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which, as of June 30, 2020, was comprised of officers of the Trust.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuation hierarchy of the Funds’ consolidated investments and other financial instruments as of June 30, 2020:

	Level 1	Level 2	Level 3	Total
Managed Futures Strategy ETF
ASSETS:
Short-Term Investments	$—	$15,890,785	$—	$15,890,785
Total Investments in Securities	—	15,890,785	—	15,890,785
Other Financial Instruments*
Futures	$169,365	$—	$—	$169,365
LIABILITIES:
Other Financial Instruments*
Futures	$(52,544)	$—	$—	$(52,544)

iM DBi ETFs

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2020 (Unaudited)

	Level 1	Level 2	Level 3	Total
Hedge Strategy ETF
ASSETS:
Short-Term Investments	$—	$5,847,902	$—	$5,847,902
Total Investments in Securities	—	5,847,902	—	5,847,902
Other Financial Instruments*
Futures	$175,027	$—	$—	$175,027
LIABILITIES:
Other Financial Instruments*
Futures	$(41,653)	$—	$—	$(41,653)

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures. Futures are reflected as the unrealized appreciation (depreciation) on the instrument.

NOTE 4 – DERIVATIVE INSTRUMENTS

During the six months ended June 30, 2020, the Funds invested in Derivative Instruments such as futures contracts and forward currency contracts in order to pursue their futures strategies. The Derivative Instruments for the Managed Futures Strategy ETF are not designated as hedging instruments. The Managed Futures Strategy ETF employs long and short positions in derivatives, primarily futures contracts and forward contracts, across the broad asset classes of equities, fixed income, currencies and, through the Subsidiary, commodities. Fund positions in those contracts are determined based on a proprietary, quantitative model – the Dynamic Beta Engine – that seeks to identify the main drivers of performance by approximating the current asset allocation of a selected pool of the largest commodity trading advisor hedge funds (“CTA”), which are hedge funds that use futures or forward contracts to achieve their investment objectives. The Dynamic Beta Engine analyzes recent historical performance in order to estimate the current asset allocation of a selected pool of the largest CTAs. The Sub-Adviser relies exclusively on the model and does not have discretion to override the model-determined asset allocation or portfolio weights. The Sub-Adviser will periodically review whether instruments should be added to or removed from the model in order to improve the model’s efficiency. The model’s asset allocation is limited to asset classes that are traded on U.S.-based exchanges. Based on this analysis, the Managed Futures Strategy ETF will invest in an optimized portfolio of long and short positions in domestically-traded, liquid derivative contracts selected from a pool of the most liquid derivative contracts, as determined by the Sub-Adviser.

Futures contracts and forward contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a pre-determined price in the future. The Managed Futures Strategy ETF takes long positions in derivative contracts that provide exposure to various asset classes, sectors and/or markets that the Fund expects to rise in value, and takes short positions in asset classes, sectors or and/or markets that the Fund expects to fall in value. Currently, the Managed Futures Strategy

iM DBi ETFs

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2020 (Unaudited)

ETF expects to limit its investments to highly-liquid, domestically-traded contracts that the Sub-Adviser believes exhibit the highest correlation to what the Sub-Adviser perceives to be the core positions of the target hedge funds. Such core positions are generally long and short positions in domestically-traded derivative contracts viewed as highly liquid by the Sub-Adviser.

The Hedge Strategy ETF employs long and short positions in futures contracts to gain exposure to global equity markets, while using fixed income securities and /U.S. currency derivatives to mitigate risk. The long and short positions in the futures contracts are determined by the Fund’s sub-adviser, using a proprietary, quantitative model – the Dynamic Beta Engine. The Dynamic Beta Engine is designed to identify the main drivers of performance of a diversified portfolio of the largest Equity Hedge funds, which are hedge funds that typically employ fundamental analysis to buy or sell short individual equity securities to achieve their respective investment objectives. The sub-adviser has conducted extensive research into the drivers of performance of such hedge funds and concluded that individual security selection by the target hedge funds can deliver alpha over time through shifts in asset allocation among major equity markets. In other words, if fundamentally-driven hedge fund managers collectively determine that stocks in emerging markets are more attractive than those in developed markets, the Dynamic Beta Engine can identify this and shift asset allocation exposures accordingly.

Based on this model, the Fund will invest in an optimized portfolio of long and short positions in domestically-traded, liquid futures contracts, as determined by the Sub-Adviser. This process is repeated monthly, with all positions rebalanced at that time. The Dynamic Beta Engine analyzes recent historical performance in order to estimate the current asset allocation of a selected pool of Equity Hedge funds. The Sub-Adviser relies exclusively on the model and does not have discretion to override the model-determined asset allocation or portfolio weights. Investing in a limited number of highly liquid futures contracts and monthly rebalancing is expected to keep transaction costs low relative to Equity Hedge funds that invest in dozens or hundreds of underlying investments and must pay to loan stocks when they sell short a security.

Equity Hedge fund managers take long positions in stocks that are expected to increase in value and short positions in stocks that are expected to decrease in value. The returns of the strategy are expected to be correlated to equity markets over a full market cycle, because these managers tend to keep a long equity bias, but with lower drawdowns than major equity indices. The Hedge Strategy ETF will invest in a limited number of highly-liquid, domestically-traded futures contracts that the Sub-Adviser believes exhibit the highest correlation to what the Sub-Adviser perceives to be the core positions of the target Equity Hedge funds. Unlike Equity Hedge fund managers, the Fund will not invest in individual equity securities. Such core positions are generally long and short positions in domestically-traded derivative contracts viewed as highly liquid by the Sub-Adviser.

iM DBi ETFs

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2020 (Unaudited)

The Funds may have gross notional exposure, which is defined as the sum of the notional exposure of both long and short derivative positions across the Funds, that approximates the current asset allocation and matches the risk profile of a diversified pool of the largest CTAs and Equity Hedge funds. The Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and interpretations thereunder, impose certain limitations on the Funds’ ability to use leverage. Under normal market conditions, the Sub-Adviser, on average, will target an annualized volatility level for the Fund of 8-10%.

The Sub-Adviser will, in an effort to reduce certain risks (e.g., volatility of returns), limit the Fund’s gross notional exposure on certain futures contracts whose returns are expected to be particularly volatile. In addition to these specific exposure limits, the Sub-Adviser will use quantitative methods to assess the level of risk for the Fund.

There are significant risks associated with the Funds’ use of futures contracts, including the following: (1) the success of a hedging strategy may depend on the Sub-Adviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the instruments held by the Fund and the prices of futures; (3) there may not be a liquid secondary market for a futures contract; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts. In addition, some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure.

The Funds have adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Statement of Assets and Liabilities – Values of Derivative Instruments as of June 30, 2020

Managed Futures Strategy ETF

	Asset Derivatives
	Statement of Assets and
	Liabilities Location	Value
Commodity Contracts – Futures*	Unrealized appreciation
	on futures contracts**	$92,197
Equity Contracts – Futures*	Unrealized appreciation
	on futures contracts**	12,836
Foreign Exchange Contracts – Futures*	Unrealized appreciation
	on futures contracts**	5,129
Interest Rate Contracts – Futures*	Unrealized appreciation
	on futures contracts**	59,203
Total		$169,365

iM DBi ETFs

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2020 (Unaudited)

	Liability Derivatives
	Statement of Assets and
	Liabilities Location	Value
Commodity Contracts – Futures*	Unrealized depreciation
	on futures contracts**	$9,164
Equity Contracts – Futures*	Unrealized depreciation
	on futures contracts**	11,697
Foreign Exchange Contracts – Futures*	Unrealized depreciation
	on futures contracts**	28,460
Interest Rate Contracts – Futures*	Unrealized depreciation
	on futures contracts**	3,223
Total		$52,544

*	Includes cumulative appreciation/depreciation as reported on the Consolidated Schedule of Open Futures Contracts.
**	Included in total distributable earnings on the Consolidated Statement of Assets and Liabilities.

Hedge Strategy ETF

	Asset Derivatives
	Statement of Assets and
	Liabilities Location	Value
Equity Contracts – Futures*	Unrealized appreciation
	on futures contracts**	$120,631
Foreign Exchange Contracts – Futures*	Unrealized appreciation
	on futures contracts**	30,533
Interest Rate Contracts – Futures*	Unrealized appreciation
	on futures contracts**	23,863
Total		$175,027

	Liability Derivatives
	Statement of Assets and
	Liabilities Location	Value
Equity Contracts – Futures*	Unrealized depreciation
	on futures contracts**	$13,650
Foreign Exchange Contracts – Futures*	Unrealized depreciation
	on futures contracts**	—
Interest Rate Contracts – Futures*	Unrealized depreciation
	on futures contracts**	28,003
Total		$41,653

*	Includes cumulative appreciation/depreciation as reported on the Schedule of Open Futures Contracts.
**	Included in total distributable earnings on the Statement of Assets and Liabilities.

iM DBi ETFs

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2020 (Unaudited)

The Effect of Derivative Instruments on the Statements of Operations for the six months ended June 30, 2020

Managed Futures Strategy ETF

Amount of Realized Gain (Loss) on Derivatives

Futures Contracts
Commodity Contracts	$73,530
Equity Contracts	(3,008,935)
Foreign Exchange Contracts	(458,212)
Interest Rate Contracts	3,021,557
Total	$(372,060)

Change in Unrealized Appreciation (Depreciation) on Derivatives

Futures Contracts
Commodity Contracts	$59,175
Equity Contracts	(323,453)
Foreign Exchange Contracts	7,740
Interest Rate Contracts	195,786
Total	$(60,752)

Hedge Strategy ETF

Amount of Realized Gain (Loss) on Derivatives

Futures Contracts
Equity Contracts	$(2,840,886)
Foreign Exchange Contracts	108,169
Interest Rate Contracts	1,039,782
Total	$(1,692,935)

Change in Unrealized Appreciation (Depreciation) on Derivatives

Futures Contracts
Equity Contracts	$22,328
Foreign Exchange Contracts	84,713
Interest Rate Contracts	26,029
Total	$133,070

Volume Disclosures

The average monthly notional amount outstanding of futures during the six months ended June 30, 2020 were as follows:

	iM DBi Managed	iM DBi Hedge
Long Positions	Futures Strategy ETF	Strategy ETF
Futures	$3,966,180	$2,257,932
Short Positions
Futures	$(4,050,346)	$(512,160)

iM DBi ETFs

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2020 (Unaudited)

Offsetting Assets and Liabilities

Managed Futures Strategy ETF

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The table below, as of June 30, 2020, discloses both gross information and net information about instruments and transactions eligible for offset in the Consolidated Statements of Assets and Liabilities, and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties.  For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Consolidated Statements of Assets and Liabilities, except in the case of futures contracts for the Managed Futures Strategy ETF.

Assets
Gross Amounts not offset
in the Consolidated Statement
of Assets and Liabilities
Net
		Gross	Amounts
		Amounts	Presented
		Offset in the	in the
	Gross	Consolidated	Consolidated
	Amounts of	Statement of	Statement of
Description /	Recognized	Assets and	Assets and	Financial	Collateral	Net
Counterparty	Assets	Liabilities	Liabilities	Instruments	Received	Amount
Futures contracts*
Societe Generale	$169,365	$(52,544)	$116,821	$ —	$ —	$116,821
	$169,365	$(52,544)	$116,821	$ —	$ —	$116,821

iM DBi ETFs

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2020 (Unaudited)

Liabilities
Gross Amounts not offset
in the Consolidated Statement
of Assets and Liabilities
Net
		Gross	Amounts
		Amounts	Presented
		Offset in the	in the
	Gross	Consolidated	Consolidated
	Amounts of	Statement of	Statement of
Description /	Recognized	Assets and	Assets and	Financial	Collateral	Net
Counterparty	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Amount
Futures contracts*
Societe Generale	$52,544	$(52,544)	$ —	$ —	$ —	$ —
	$52,544	$(52,544)	$ —	$ —	$ —	$ —

*
Cumulative appreciation/ depreciation on futures contracts is reported in the consolidated schedule of open futures contracts. Variation margin and receivable/payable for unsettled open futures contracts presented above, if any, is presented in the Consolidated Statements of Assets and Liabilities.

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization.  Actual collateral received/pledged may be more than the amounts disclosed herein.

Hedge Strategy ETF

Assets
Gross Amounts not offset
in the Consolidated Statement
of Assets and Liabilities
Net
		Gross	Amounts
		Amounts	Presented
		Offset in the	in the
	Gross	Consolidated	Consolidated
	Amounts of	Statement of	Statement of
Description /	Recognized	Assets and	Assets and	Financial	Collateral	Net
Counterparty	Assets	Liabilities	Liabilities	Instruments	Received	Amount
Futures contracts*
Mizuho	$175,027	$(41,653)	$133,374	$ —	$ —	$133,374
	$175,027	$(41,653)	$133,374	$ —	$ —	$133,374

iM DBi ETFs

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2020 (Unaudited)

Liabilities
Gross Amounts not offset
in the Consolidated Statement
of Assets and Liabilities
Net
		Gross	Amounts
		Amounts	Presented
		Offset in the	in the
	Gross	Consolidated	Consolidated
	Amounts of	Statement of	Statement of
Description /	Recognized	Assets and	Assets and	Financial	Collateral	Net
Counterparty	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Amount
Futures contracts*
Mizuho	$41,653	$(41,653)	$ —	$ —	$ —	$ —
	$41,653	$(41,653)	$ —	$ —	$ —	$ —

*
Cumulative appreciation/ depreciation on futures contracts is reported in the consolidated schedule of open futures contracts. Variation margin and receivable/payable for unsettled open futures contracts presented above, if any, is presented in the Statements of Assets and Liabilities.

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization.  Actual collateral received/pledged may be more than the amounts disclosed herein.

NOTE 5 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Advisor. Under the Advisory Agreement, the Advisor provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”).

Pursuant to the Advisory Agreements between the Trust, on behalf of the Funds, and iM Global, the Funds pay a unified management fee to the Advisor, which is calculated daily and paid monthly, at an annual rate of 0.85% of the Funds average daily net assets. Under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the unified management fee payable to the Advisor. iM Global, in turn, compensates the Funds’ sub-adviser from the management fee it receives.

iM DBi ETFs

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2020 (Unaudited)

Dynamic Beta investments, LLC, serves as the sub-adviser to the Funds. Pursuant to a Sub-Advisory Agreement between the Advisor and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser manages the investment program for the Funds, including the purchase, retention and disposition of investments in the Funds’ portfolio, in accordance with the Funds’ investment objectives, policies and restrictions. The Advisor has ultimate responsibility to oversee the Sub-Adviser and recommend to the Board of Trustees its hiring, termination, and replacement. In this capacity, the Advisor, among other things: (i) monitors the compliance of the Sub-Adviser with the investment objectives and related policies of the Funds; (ii) reviews the performance of the Sub-Adviser; and (iii) reports periodically on such performance to the Board of Trustees. The Sub-Adviser is paid a sub-advisory fee by the Advisor for its services as sub-adviser to the Funds. The Advisor is a minority owner of the Sub-Adviser.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  Fund Services also serves as the fund accountant and transfer agent to the Funds.  Vigilant Compliance, LLC serves as the Chief Compliance Officer to the Funds.  U.S. Bank N.A., an affiliate of Fund Services, serves as the Funds’ custodian.

For the six months ended June 30, 2020, the Managed Futures Strategy ETF and the Hedge Strategy ETF paid $2,311 and $3,456, respectively, in brokerage commissions from portfolio transactions to U.S. Bank N.A., an affiliate of the Distributor.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds shares.  The Distributor is an affiliate of the Administrator.  A Trustee of the Trust is deemed to be an interested person of the Trust due to his former position with the Distributor.

Certain officers of the Funds are employees of the Administrator and are not paid any fees by the Funds for serving in such capacities.

NOTE 6 – SECURITIES TRANSACTIONS

For the six months ended June 30, 2020, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Managed Futures Strategy ETF	$—	$—
Hedge Strategy ETF	$—	$—

There were no purchases or sales of long-term U.S. Government securities.

iM DBi ETFs

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2020 (Unaudited)

NOTE 7 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 25,000 shares, called “Creation Units.” The Funds generally issue and redeem Creation Units in exchange for a designated amount of U.S. cash and/or a portfolio of securities closely approximating the holdings of the Funds. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds are $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Advisor, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. There were no variable fees received during the period. The Funds may issue an unlimited number of shares of beneficial interest, with $0.01 par value.

iM DBi ETFs

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2020 (Unaudited)

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2019, the Funds’ most recent fiscal period, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Managed Futures	Hedge
	Strategy ETF	Strategy ETF
Cost of investments	$14,566,286	$13,293,068
Gross unrealized appreciation	24,283	474
Gross unrealized depreciation	(791)	(204)
Net unrealized depreciation	23,492	270
Undistributed ordinary income	123,670	130
Undistributed long-term capital gain	185,230	182
Total distributable earnings	308,900	312
Other accumulated gains/(losses)	—	—
Total accumulated earnings/(losses)	$332,392	$582

As of December 31, 2019, the Funds had no short-term or long-term tax basis capital losses to offset future capital gains.

The tax character of distributions paid during the six months ended June 30, 2020 and fiscal period ended December 31, 2019 was as follows:

	Six Months Ended
	June 30, 2020	Fiscal Year Ended
	(Unaudited)	December 31, 2019
Managed Futures Strategy ETF
Ordinary income	$15,194	$735,072
Long-term capital gains	—	980,367

Hedge Strategy ETF
Ordinary income	$14,173	$2,612
Long-term capital gains	—	—

NOTE 9 – PRINCIPAL RISKS

Below are summaries of some, but not all, of the principal risks of investing in the Funds, each of which could adversely affect each Fund’s NAV, market price, yield, and total return. Further information about investment risks are available in each Fund’s prospectus and Statement of Additional Information.

Managed Futures Strategy ETF

Recent Market Events; Market Risk:  The risk that the market value of a security may go up or down in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Price changes may be temporary or last for extended

iM DBi ETFs

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2020 (Unaudited)

periods. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. U.S. and international markets experienced significant volatility in recent months and years due to a number of economic, political and global macro factors including the impact of the coronavirus as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In particular, the spread of the novel coronavirus worldwide has resulted in disruptions to supply chains and customer activity, stress on the global healthcare system, rising unemployment claims, quarantines, cancellations, market declines, the closing of borders, restrictions on travel and widespread concern and uncertainty. Health crises and related political, social and economic disruptions caused by the spread of the recent coronavirus outbreak may also exacerbate other pre-existing political, social and economic risks in certain countries. It is not possible to know the extent of these impacts, and they may be short term or may last for an extended period of time. These developments as well as other events, such as the U.S. presidential election, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. In addition, the Fund may face challenges with respect to its day-to-day operations if key personnel of the Advisor or other service providers are unavailable due to quarantines and restrictions on travel related to the coronavirus outbreak. Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issues in a different country or region.

Managed Futures Strategy Risk: In seeking to achieve its investment objective, the Fund will utilize various investment strategies that involve the use of complex investment techniques, and there is no guarantee that these strategies will succeed. The use of such strategies and techniques may subject the Fund to greater volatility and loss. There can be no assurance that utilizing a certain approach or model will achieve a particular level of return or reduce volatility and loss.

Futures Contracts Risk:  Futures contracts have a high degree of price variability and are subject to occasional rapid and substantial changes. There is an imperfect correlation between the change in market value of the futures contracts and the market value of the underlying instrument or reference assets with respect to such contracts. Futures contracts pose the risk of a possible lack of a liquid secondary market, resulting in the potential inability to close a futures contract when desired. Futures contracts are also subject to risks related to possible market disruptions or other extraordinary events, including but not limited to, governmental intervention, and potentially unlimited losses caused by unanticipated market movements. Futures contracts are subject to the possibility that the counterparties to the contracts will default in the performance of their obligations. If the Fund has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements with respect to its futures contracts, or close certain positions at a time when it may be disadvantageous to do so. The successful use of

iM DBi ETFs

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2020 (Unaudited)

futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations.

The use of futures contracts, which are derivative instruments, will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the Fund will have the potential for greater losses than if the Fund did not employ leverage in its investment activity. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the value of the Fund’s securities or related derivatives instruments to be volatile. There is no assurance that the Fund’s investment in a futures contract with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

Forward Contracts Risk:  Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties in an amount and at a price set at the time of the contract. At the maturity of a forward contract, a fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. The Fund may invest in non-deliverable forwards, which are cash-settled, short-term forward contracts on foreign currencies that are non-convertible and that may be thinly traded or illiquid. The use of forward contracts involves various risks, including the risks associated with fluctuations in foreign currency and the risk that the counterparty will fail to fulfill its obligations.

Commodities Risk:  Exposure to the commodities markets (including financial futures markets) may subject the Fund, through its investment in the Subsidiary, to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; and governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

Counterparty Risk:  The derivative contracts entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty

iM DBi ETFs

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2020 (Unaudited)

defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Credit Risk:  Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

Currency Risk:  The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

Derivatives Risk:  Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures, swap agreements and forward contracts. Derivatives typically have economic leverage inherent in their terms. The primary types of derivatives in which the Fund or the Subsidiary invest are futures contracts and forward contracts. Futures contracts and forward contracts can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held directly or indirectly by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of futures contracts and forward contracts depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with futures contracts and forward contracts that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. A small position in futures contracts or forward contracts could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and forward contracts.

Equity Securities Risk:  The Fund may invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

iM DBi ETFs

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2020 (Unaudited)

ETF Risks: The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

o
Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

o
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

o
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

o
Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

Debt Securities and Fixed-Income Risk:  Fixed income securities, such as U.S. Treasuries, or derivatives based on fixed income securities, are subject to credit risk and interest rate risk. Credit risk, as described more fully, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Prices of fixed income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed income security prices and, accordingly, the Fund’s returns and share price. In addition, the Fund may be subject to “call” risk, which is the risk that during a period of falling interest rates the issuer may redeem a security by repaying it

iM DBi ETFs

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2020 (Unaudited)

early (which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates), and “extension” risk, which occurs during a rising interest rate environment because certain obligations will be paid off by an issuer more slowly than anticipated (causing the value of those securities held by the Fund to fall).

General Market Risk:  The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

Government Securities and Agency Risk: Direct obligations of the U.S. Government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by Federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Accordingly, while U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the instrumentality.

Interest Rate Risk:  Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by the Sub-Adviser. The Fund may be subject to heightened interest rate risk due to rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations, but increasing interest rates may have an adverse effect on the value of the Fund’s investment portfolio as a whole, as investors and markets adjust expected returns relative to such increasing rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

Leverage Risk: Although the Fund will not borrow funds for trading, the Fund should be considered highly leveraged and is suitable only for investors with high tolerance for investment risk. Leverage embedded in the various derivative instruments traded may result in the Fund or its Subsidiary holding positions whose face or notional value may be many times the Fund’s NAV. As a result of this leveraging, even a small movement in the price of a commodity can cause a correspondingly large profit or loss. Losses incurred on leveraged investments increase in direct proportion to the degree of leverage employed. Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Volatility is a statistical measurement of the variation of returns of a security or fund or index over time. Higher volatility generally indicates higher risk. You could lose all or substantially all of your investment in the Fund should the Fund’s trading positions suddenly turn unprofitable.

iM DBi ETFs

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2020 (Unaudited)

Liquidity Risk: The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in derivative instruments involve the risk that the Fund may be unable to sell the derivative instrument or sell it at a reasonable price.

Management Risk: The Fund is actively-managed and may not meet its investment objective based on the portfolio managers’ success or failure to implement investment strategies for the Fund.

Market Risk: The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, including the activities and financial condition of individual companies, the market in which an issuer competes, and general economic conditions. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

New Fund Risk:  The Fund is a recently organized management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.

Non-Diversified Fund Risk: Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer.  As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

OTC Trading Risk: Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk: The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Regulatory Risk: Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by the Fund or its Subsidiary or that could adversely impact the Fund’s performance.

Short Sales Risk:  The Fund may take a short position in a derivative instrument, such as a future, or forward, or swap or a security. A short position on a derivative instrument or security involves the risk of a theoretically unlimited increase in the value of the underlying instrument. Short sales also involve transaction and other costs that will reduce potential Fund gains and increase potential Fund losses.

iM DBi ETFs

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2020 (Unaudited)

Subsidiary Risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund.

Tax Risk:  In order to qualify as a RIC under Subchapter M of the Code and be eligible to receive “pass-through” tax treatment, the Fund must, among other things, meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the source of income test, at least 90% of a RIC’s gross income each year must be “qualifying income,” which generally consists of dividends, interest, gains on investment assets and certain other categories of investment income. Although qualifying income generally does not include income derived directly from commodities, including certain commodity-linked derivatives, the Internal Revenue Service (“IRS”) issued many private letter rulings (which the Fund may not use or cite as precedent because only the recipient of a private letter ruling may rely upon it) between 2006 and 2011 concluding that income a RIC derives from a wholly owned foreign subsidiary (a controlled foreign corporation or “CFC”), such as the Subsidiary, which earns income derived from commodities is qualifying income. The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to the commodities markets within the limitations of the Code such that the Fund continues to qualify as a RIC, but there is a risk that the IRS could assert that the income that the Fund derives from the Subsidiary and/or certain commodity-linked structured notes will not be considered qualifying income for purposes of the source of income test.

The federal income tax treatment of the Fund’s income from the Subsidiary also may be negatively affected by future legislation, Treasury Regulations (proposed or final), and/or other IRS guidance or authorities that could affect the character, timing of recognition, and/or amount of the Fund’s investment company taxable income and/or net capital gains and, therefore, the distributions it makes. If the Fund failed the source of income test for any taxable year but was eligible to and did cure the failure, it could incur potentially significant additional federal income tax expenses. If, on the other hand, the Fund failed to qualify as a RIC for any taxable year and was ineligible to or otherwise did not cure the failure, it would be subject to federal income tax at the fund-level on its taxable income at the regular corporate tax rate (without reduction for distributions to shareholders), with the consequence that its income available for distribution to shareholders would be reduced and distributions from its current or accumulated earnings and profits would generally be taxable to its shareholders as dividend income.

iM DBi ETFs

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2020 (Unaudited)

Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Hedge Strategy ETF

Recent Market Events; Market Risk:  The risk that the market value of a security may go up or down in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Price changes may be temporary or last for extended periods. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. U.S. and international markets experienced significant volatility in recent months and years due to a number of economic, political and global macro factors including the impact of the coronavirus as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In particular, the spread of the novel coronavirus worldwide has resulted in disruptions to supply chains and customer activity, stress on the global healthcare system, rising unemployment claims, quarantines, cancellations, market declines, the closing of borders, restrictions on travel and widespread concern and uncertainty. Health crises and related political, social and economic disruptions caused by the spread of the recent coronavirus outbreak may also exacerbate other pre-existing political, social and economic risks in certain countries. It is not possible to know the extent of these impacts, and they may be short term or may last for an extended period of time. These developments as well as other events, such as the U.S. presidential election, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. In addition, the Fund may face challenges with respect to its day-to-day operations if key personnel of the Advisor or other service providers are unavailable due to quarantines and restrictions on travel related to the coronavirus outbreak. Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issues in a different country or region.

Equity Hedge Strategy Risk:  In seeking to achieve its investment objective, the Fund will utilize various investment strategies that seek to identify the main drivers of performance of a diversified portfolio of the largest long/short equity hedge funds.  These investment strategies involve the use of complex derivative techniques, and there is no guarantee that these strategies will succeed. The use of such strategies and techniques may subject the Fund to greater volatility and loss than investing in individual equity securities. There can be no assurance that utilizing a certain approach or model will achieve a particular level of return or reduce volatility and loss.

iM DBi ETFs

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2020 (Unaudited)

Futures Contracts Risk: Futures contracts have a high degree of price variability and are subject to occasional rapid and substantial changes. There is an imperfect correlation between the change in market value of the futures contracts and the market value of the underlying instrument or reference assets with respect to such contracts. Futures contracts pose the risk of a possible lack of a liquid secondary market, resulting in the potential inability to close a futures contract when desired. Futures contracts are also subject to risks related to possible market disruptions or other extraordinary events, including but not limited to, governmental intervention, and potentially unlimited losses caused by unanticipated market movements. Futures contracts are subject to the possibility that the counterparties to the contracts will default in the performance of their obligations. If the Fund has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements with respect to its futures contracts, or close certain positions at a time when it may be disadvantageous to do so. The successful use of futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations.

The use of futures contracts, which are derivative instruments, will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the Fund will have the potential for greater losses than if the Fund did not employ leverage in its investment activity. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the value of the Fund’s securities or related derivatives instruments to be volatile. There is no assurance that the Fund’s investment in a futures contract with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

Long Short Risk:  The Fund seeks long exposure to certain factors and short exposure to certain other factors.  The Fund may or may not take long positions in correlated asset classes.  The Fund could lose money if either or both of the Fund’s long and short positions produce negative returns.  The Dynamic Beta Engine may or may not identify long and short positions in correlated asset classes.  There is no guarantee that the returns of the Fund’s long and short positions will produce positive returns.

Credit Risk: Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

iM DBi ETFs

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2020 (Unaudited)

Currency Risk: The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

Derivatives Risk:  Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures, swap agreements and forward contracts. Derivatives typically have economic leverage inherent in their terms. The primary types of derivatives in which the Fund or the Subsidiary invest are futures contracts and forward contracts. Futures contracts and forward contracts can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held directly or indirectly by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of futures contracts and forward contracts depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with futures contracts and forward contracts that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. A small position in futures contracts or forward contracts could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and forward contracts.

Equity Securities Risk:  The Fund may invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

ETF Risks:  The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

o
Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

o	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads,

iM DBi ETFs

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2020 (Unaudited)

frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

o
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

o
Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

Debt Securities and Fixed-Income Risk:  Fixed income securities, such as U.S. Treasuries, or derivatives based on fixed income securities, are subject to credit risk and interest rate risk. Credit risk, as described more fully, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Prices of fixed income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed income security prices and, accordingly, the Fund’s returns and share price. In addition, the Fund may be subject to “call” risk, which is the risk that during a period of falling interest rates the issuer may redeem a security by repaying it early (which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates), and “extension” risk, which occurs during a rising interest rate environment because certain obligations will be paid off by an issuer more slowly than anticipated (causing the value of those securities held by the Fund to fall).

General Market Risk: The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

Government Securities and Agency Risk: Direct obligations of the U.S. Government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by Federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Accordingly, while U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. Some of these indirect

iM DBi ETFs

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2020 (Unaudited)

obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the instrumentality.

Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by the Sub-Adviser. The Fund may be subject to heightened interest rate risk due to rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations, but increasing interest rates may have an adverse effect on the value of the Fund’s investment portfolio as a whole, as investors and markets adjust expected returns relative to such increasing rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

Liquidity Risk: The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in derivative instruments involve the risk that the Fund may be unable to sell the derivative instrument or sell it at a reasonable price.

Management Risk: The Fund is actively-managed and may not meet its investment objective based on the portfolio managers’ success or failure to implement investment strategies for the Fund.

Market Risk: The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, including the activities and financial condition of individual companies, the market in which an issuer competes, and general economic conditions. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

New Fund Risk: The Fund is a recently organized management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.

Non-Diversified Fund Risk: Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer.  As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Portfolio Turnover Risk: The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

iM DBi ETFs

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2020 (Unaudited)

Regulatory Risk: Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by the Fund or that could adversely impact the Fund’s performance.

Short Sales Risk:  The Fund may take a short position in a derivative instrument, such as a future, or forward, or swap or a security. A short position on a derivative instrument or security involves the risk of a theoretically unlimited increase in the value of the underlying instrument. Short sales also involve transaction and other costs that will reduce potential Fund gains and increase potential Fund losses.

NOTE 10 – GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

iM DBi ETFs

EXPENSE EXAMPLE
June 30, 2020 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from January 1, 2020 to June 30, 2020 for the iM DBi Managed Futures Strategy ETF and iM DBi Hedge Strategy ETF.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iM DBi ETFs

EXPENSE EXAMPLE (Continued)
June 30, 2020 (Unaudited)

Managed Futures Strategy ETF

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/2020	6/30/2020	1/1/2020-6/30/2020(1)
Actual	$1,000.00	$ 966.30	$4.16
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.64	$4.27

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.85% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the period).

Hedge Strategy ETF

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/2020	6/30/2020	1/1/2020-6/30/2020(1)
Actual	$1,000.00	$1,012.30	$4.25
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.64	$4.27

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.85% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the period).

iM DBi ETFs

NOTICE TO SHAREHOLDERS
at June 30, 2020 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-898-1041 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the most recent 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available no later than August 31 without charge, upon request, by 1-888-898-1041.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q/N-PORT

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020).  The Fund’s Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020) is available on the SEC’s website at http://www.sec.gov.  Information included in the Fund’s Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020) is also available, upon request, by calling 1-888-898-1041.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-898-1041 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

iM DBi ETFs

NOTICE OF PRIVACY POLICY AND PRACTICES

Protecting the privacy of Fund shareholders is important to us.  The following is a description of the practices and policies through which we protect the privacy and security of your non-public personal information.

What Information We Collect

We collect and maintain information about you so that we can open and maintain your account in the Fund and provide various services to you.  We collect non-public personal information about you from the following sources:

• information we receive about you on applications or other forms;

• information you give us orally; and

• information about your transactions with us or others.

The types of non-public personal information we collect and share can include:

• social security number;

• account balances;

• account transactions;

• transaction history;

• wire transfer instructions; and

• checking account information.

What Information We Disclose

We do not disclose any non-public personal information about shareholders or former shareholders of the Fund without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.

How We Protect Your Information

All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

If you have any questions or concerns regarding this notice or our Privacy Policy, please contact us at 1-888-898-1041.

(This Page Intentionally Left Blank.)

Investment Advisor
iM Global Partner US LLC
300 Barr Harbor Drive, Suite 720
Conshohocken, PA 19428

Investment Sub-Advisor
Dynamic Beta investments LLC
575 Fifth Avenue
New York, NY 10017

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
1-888-898-1041

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd floor
Philadelphia, PA 19103

Legal Counsel
Godfrey & Kahn S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)*    /s/Douglas J. Neilson
Douglas J. Neilson, President/
Principal Executive Officer

Date    9/8/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Douglas J. Neilson
Douglas J. Neilson, President/
Principal Executive Officer

Date    9/8/2020

By (Signature and Title)*    /s/Matthew J. McVoy
Matthew J. McVoy, Treasurer/
Principal Financial Officer

Date    9/8/2020

* Print the name and title of each signing officer under his or her signature.